SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Jun. 30, 2026	Jun. 30, 2025
Year-End SGD:US$ Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Exchange rate	0.012763	0.012755
Annual Average SGD:US$ Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Exchange rate	0.012932	0.013312
Year-End MYR:US$ Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Exchange rate	0.003176	0.003015
Annual Average MYR:US$ Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Exchange rate	0.003213	0.003035